Cover Page	Feb. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001733294
Document Period End Date	Feb. 04, 2022
Entity Registrant Name	Generation Bio Co.
Trading Symbol	GBIO
Entity File Number	001-39319
Entity Tax Identification Number	81-4301284
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Entity Address, Address Line One	301 Binney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	617
Local Phone Number	655-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, $0.0001 par value per share